Benefit Plans (Schedule Of Defined Benefit Plans Disclosures) (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Unfunded Status of Plans [Roll Forward]
Service cost	$ (1,253)	$ (1,297)	$ (5,189)	$ (8,949)	$ (9,339)
Interest cost	(6,739)	(7,455)	(29,818)	(18,099)	(15,660)
Expected return on assets	7,443	8,276	33,107	35,656	41,815
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)			(9,681)	182,590
Employer contributions			114	412	$ 0
Net funded status before tax adjustments			41,273	33,596
Regulatory Assets Related to Pensions [Roll Forward]
Amortization of prior service cost	(475)	(543)	(2,172)	(2,589)
Regulatory assets before tax adjustments			$ 631,203	$ 713,662
Defined Benefit Plan, Amortization of Gain (Loss)	$ (1,207)	$ (1,536)